Fair Value (Details Textual) - USD ($)	22 Months Ended	28 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Fifth Wall Acquisition Corp. III [Member]
Assets - Investments held in Trust Account:
Assets, fair Value	$ 277,949,215	$ 4,768,583	$ 275,012,561
Transfers to / from level 3	0	0
Fair Value, Inputs, Level 2 [Member]
Debt Instrument, Fair Value Disclosure	$ 207,400,000	$ 206,400,000	$ 161,200,000